Financial Instruments - Interest Rate Risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fixed-interest
Financial instrument risk
Financial liabilities	€ (2,908,750)	€ (1,244,375)
Variable-interest
Financial instrument risk
Financial liabilities	(3,587,171)	(5,233,638)
Interest rate risk
Financial instrument risk
Financial liabilities	€ (6,495,921)	€ (6,478,013)
Sensitivity analysis
Higher rate increment (as a percent)	1.00%	1.00%
Increase in interest expense if rate had been higher	€ 51,412	€ 53,082